Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity
(10)   Stockholders’ Equity
Accumulated Other Comprehensive Loss
The following details the change in the components of the Company’s accumulated other comprehensive loss for the years ended December 31, as indicated.
(in thousands)	Unrealized Loss on Securities (1)	Unrecognized Net Pension and Postretirement Costs (2)	Accumulated Other Comprehensive (Loss) Income
Balance, December 31, 2015	$(591)	$(1,427)	$(2,018)
Other comprehensive (loss) income, before reclassifications	(1,566)	79	(1,487)
Amounts reclassified from accumulated other comprehensive loss	(602)	(786)	(1,388)
Other comprehensive loss, before tax	(2,168)	(707)	(2,875)
Income tax benefit	823	269	1,092
Other comprehensive loss, net of tax	(1,345)	(438)	(1,783)
Balance, December 31, 2016	$(1,936)	$(1,865)	$(3,801)
Other comprehensive (loss) income, before reclassifications	(37)	90	53
Amounts reclassified from accumulated other comprehensive loss	(5)	(1,085)	(1,090)
Other comprehensive loss, before tax	(42)	(995)	(1,037)
Income tax benefit	16	378	394
Other comprehensive loss, net of tax	(26)	(617)	(643)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02 (3)	(538)	(680)	(1,218)
Balance, December 31, 2017	$(2,500)	$(3,162)	$(5,662)

(1)     The pre-tax amounts reclassified from accumulated other comprehensive loss are included in gain on sale of investment securities in the consolidated statements of income.

(2)     The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. See Note 11.

(3)     As of December 31, 2017, the Company elected to early adopt and retrospectively apply the reclassification of stranded income tax effects from accumulated other comprehensive loss to retained earnings, as permitted under ASU 2018-02.